Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 6,719	$ 24,030	$ 18,206
Accounts receivable	866	1,203	1,431
Current portion of note receivable from related party			84
Tenant improvement allowance receivable		516
Prepaid expenses and other current assets	2,116	1,575	673
Total current assets	9,701	27,324	20,394
Long-term assets
Goodwill	2,843	2,843	2,671
Property and equipment, net	3,044	2,825	872
Operating lease right-of-use asset	2,128
Note receivable from related party, net of current portion			811
Intangible assets, net	312	341	270
Deposits and other	372	356	309
Total assets	18,400	33,689	25,327
Current liabilities
Accounts payable	644	920	781
Payable to related party for redemption of Series A Preferred Stock			1,500
Accrued expenses	2,179	2,853	1,737
Contract liabilities	2,401	2,399	2,938
Current portion of long-term debt		1,265	867
Current portion of deferred rent		3	18
Current portion of lease incentive liability		69
Current portion of operating lease liability	446	72
Other current liabilities	294
Total current liabilities	5,964	7,509	7,841
Long-term liabilities
Long-term debt, net of current maturities			423
Deferred rent, net of current portion		343	146
Lease incentive liability, net of current portion		298
Contract liabilities, net of current portion	180
Operating lease liability, net of current portion	2,401	641
Total liabilities	8,545	8,150	8,410
Commitments and contingencies (Note 13)
Stockholders’ equity
Preferred stock, value
Common stock, value	2	2	2
Additional paid-in capital	83,233	81,160	52,250
Accumulated deficit	(73,380)	(55,623)	(35,335)
Total stockholders’ equity	9,855	25,539	16,917
Total liabilities and stockholders’ deficit	$ 18,400	$ 33,689	$ 25,327